Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits	$ 0
Uncertain tax position netted against deferred tax asset	1,600,000	$ 1,500,000
Increase (decrease) in valuation allowance	1,875,000	$ 1,941,000
Federal net operating loss carryforwards	210,500,000
State net operating loss carryforwards	$ 40,900,000
Federal net operating loss carryforwards (“NOLs”) expiring year	2028
State net operating loss carryforwards (“NOLs”) expiring year	2028
Federal research tax credit carryforwards expiration period	2028
Accrued expense regarding interest or penalties	$ 0
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards	66,800,000
Research tax credit carryforwards	$ 4,700,000
Federal [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Percentage of future taxable income to be offset	80.00%
State [Member]
Operating Loss Carryforwards [Line Items]
Research tax credit carryforwards	$ 4,300,000